Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
Dec. 31, 2025
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Consolidated statements of operations and comprehensive loss

C. Consolidated statements of operations and comprehensive loss

1. Revenues

	2025	2024	2023
		(in €)
Revenues	29,331	165,789	63,089
Total	29,331	165,789	63,089

For the twelve months ended December 31, 2025, 2024 and, 2023 the Company realized revenues from product sales of GOHIBIC (vilobelimab) in the amount of €0.0 million, €0.2 million and €0.1 million respectively.

Revenues reported are sales to end customers (hospitals). All revenues are attributed to sales made in the United States.

2. Cost of sales

	2025	2024	2023
		(in €)
Cost of Sales	7,267,618	3,317,039	532,262
Total	7,267,618	3,317,039	532,262

Cost of sales expenses increased by €4.0 million for the year ended December 31, 2025 compared to the corresponding costs for the year ended December 31, 2024 due primarily to higher inventory write-downs of €7.3 million (Note D.5 for additional information). As part of its strategic focusing, the Group carried out significant reductions in GOHIBIC (vilobelimab) commercial spending and related functions. Due to this scale back/discontinuation of GOHIBIC sales activities in the United States, this inventory has been fully written down.

3. Marketing and sales expenses

Marketing and sales expenses in 2025 compared to 2024 decreased by €2.3 million. The table below shows the composition of marketing and sales expenses.

	2025	2024	2023
		(in €)
Third-party expenses	206,881	2,010,120	1,021,082
Marketing expenses	1,469,627	1,573,628	830,076
Employee related expenses	1,956,319	1,806,151	1,040,587
of which equity-settled share-based payment expense	145,158	191,111	67,462
Legal and consulting fees	479,449	910,146	1,054,971
Other expenses	369,735	456,550	54,583
Total marketing and sales expenses	4,482,011	6,756,595	4,001,299

During the twelve months ended December 31, 2025 the Group incurred €4.5 million of marketing and sales expenses in the United States. These expenses are mainly composed of €2.0 million in personnel costs and €0.2 million in external services for distribution and €1.5 million in marketing expenses of GOHIBIC (vilobelimab). The reduction of third-party expenses in the period is mainly attributable to the in-sourcing of our sales staff which has been provided through a third party in 2024.

During the twelve months ended December 31, 2024 the Group incurred €6.8 million of marketing and sales expenses in the United States. These expenses are mainly composed of €1.8 million in personnel costs and €2.0 million in external services for distribution and €1.6 million in marketing expenses of GOHIBIC (vilobelimab).

In December 2025 the Group started to restructure its activities and significantly reduced commercial spending around GOHIBIC (vilobelimab), including a significant workforce reduction. As a result, all employees engaged in the commercialization of the product have been made redundant.

4. Research and development expenses

Research and development expenses decreased by €9.6 million in 2025 compared to 2024, primarily due to lower third-party costs from manufacturing development activities and from clinical trials, which decreased by €7.2 million. Other expenses totaled €1.6 million. This was primarily driven by €1.0 million in legal and consulting fees, with the remaining €0.6 million attributable to various other expense items. In the previous year, other expenses totaled €3.8 million, comprising €1.4 million in legal and consultancy fees, and €2.5 million in other expenses. The year-on-year decrease reflects reduced spending on advisory services and lower activity in non-core cost categories overall. As part of its strategic focusing the Group carried out significant reductions in GOHIBIC (vilobelimab) commercial spending and related functions. Restructuring expenses in the amount of €0.2 incurred during the twelve month ended December 31, 2025 for employee related expenses.

The following table illustrates the general composition of research and development.

	2025	2024	2023
	(in €)
Third-party expenses	15,878,926	23,113,874	31,802,983
Personnel expenses	8,215,944	8,390,010	6,776,853
of which equity-settled share-based payment expenses	1,723,421	1,873,958	1,500,670
Other expenses	1,625,918	3,860,013	2,444,295
Total research and development expenses	25,720,788	35,363,897	41,024,131

5. General and administrative expenses

General and administrative expenses in 2025 compared to 2024 increased by €0.5 million. The table below shows the composition of general and administrative expenses.

	2025	2024	2023
		(in €)
Employee related expenses	6,659,436	6,339,421	5,392,905
of which equity-settled share-based payment expense	2,576,059	2,000,739	1,846,356
Legal and consulting fees	3,489,320	2,851,390	3,239,809
Insurance expenses	930,654	1,570,343	1,934,880
Depreciation & amortization expense	392,316	455,497	507,905
Compensation expense for non-executive directors	321,500	321,500	305,984
Other expenses	1,681,860	1,486,290	1,247,273
Total	13,475,085	13,024,441	12,628,756

6. Other income

In 2024, the Group qualified for an allowance under the Forschungszulagengesetz (Research Allowance Act) in Germany, a law designed to promote research and development. Under this allowance, the Group became eligible for reimbursement in cash, by the German federal government, of a portion of certain eligible R&D expenses incurred in 2020 through 2027. Under IFRS, the allowance is recognized as a government grant upon qualifying for the allowance. In the year 2025 the Group recognized €2.6 million in income relating to eligible expenses which were incurred in 2025. In 2024 the Group recognized €5.1 million in income relating to eligible expenses which were incurred in the years 2020 to 2024. The Group remains eligible for reimbursement of expenses to be incurred in 2026 and 2027. In 2023 the group recognized €13.2 million in income relating to the German federal government grant of GOHIBIC (vilobelimab) in severe COVID 19 patients.

	2025	2024	2023
		(in €)
Other income from government grants and research allowances	2,630,750	5,081,772	13,155,250
Further other income	40,631	205,844	64,453
Total	2,671,380	5,287,616	13,219,704

7. Employee related expenses

The following table shows the items of employee related expenses:

	2025	2024	2023
		(in €)
Wages and salaries	10,247,581	10,416,490	8,192,143
Social security contributions (employer's share)	1,388,357	1,282,973	944,712
Equity-settled share-based payment expenses (see Note C.10. Share-based payments)	4,444,639	4,065,807	3,414,488
Other	751,122	770,311	659,002
Total	16,831,699	16,535,582	13,210,345

8. Net financial result

	2025	2024	2023
	(in €)

Interest income	1,845,428	3,196,813	3,804,827
Interest expenses	(2,692)	(885)	(16,538)
Interest on lease liabilities	(36,547)	(19,770)	(19,090)
Financial result	1,806,189	3,176,159	3,769,199

Foreign exchange income	4,217,941	6,876,161	5,529,389
Foreign exchange expense	(9,070,144)	(3,205,926)	(7,371,261)
Foreign exchange result	(4,852,203)	3,670,235	(1,841,872)

Result of expected credit loss adjustment on marketable securities	2,446	103,285	313,240
Result from the revaluation of pre-funded warrants at fair value	5,681,489	—	—
Other financial result	5,683,935	103,285	313,240
Net financial result	2,637,922	6,949,680	2,240,566

For the twelve months ended December 31, 2025, net financial result decreased by €4.3 million to a gain of €2.6 million compared to a gain of €6.9 million for the twelve months ended December 31, 2024. This decrease  is mainly attributable to the decrease  of the foreign exchange result of €8.5 million due to the weakened US Dollar in 2025. Finance result decreased by €1.4 million due to lower interest income recognized from marketable securities. This effect is partially compensated by a gain of €5.7 million from the fair value revaluation of pre-funded warrants, issued to certain investors in February 2025.

9. Loss per share

Loss per ordinary share is calculated by dividing the loss of the period by the weighted average number of ordinary shares outstanding during the period. The weighted number of ordinary shares outstanding for the financial year 2025 was 67,288,321, for 2024 it amounted to 58,919,958 and for 2023 it was 54,940,137. Loss per share was €0.68, €0.78 and €0.78 in 2025, 2024 and 2023, respectively.

As the Company is in a loss-making situation, the diluted loss per share is the same as basic loss per share, because the weighted average number of shares to be issued upon the exercise of the stock options and the pre-funded warrants, the only dilutive instruments issued, would result in an anti-dilutive effect. Refer to Note C.10. for the balances of outstanding share options.

10. Share-based payments

a) Equity-settled share-based payment arrangements

In the course of its historical financing rounds prior to 2016, InflaRx GmbH established equity-settled share-based payment programs. Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. in November 2017:

	2025 Options	2025 WAEP*	2024 Options	2024 WAEP*
Outstanding at January 1	148,433	€0.01	148,433	€0.01
Exercised during the year	—	—	—	—
Outstanding at December 31	148,433	€0.01	148,433	€0.01
Exercisable at December 31	148,433	€0.01	148,433	€0.01

*	Weighted average share price (WAEP)

The exercise price for all options granted prior to 2016 outstanding at the end of the year was €0.01 per share or less (2024: €0.01 or less).

Under the terms and conditions of the share option plan of 2016 (the “2016 Plan”), InflaRx GmbH granted rights to subscribe for InflaRx GmbH’s common shares to directors, senior management, and key employees. Those InflaRx GmbH options were converted into options for ordinary shares of the Company in November 2017:

	2025 Options	2025 WAEP*	2024 Options	2024 WAEP*
Outstanding at January 1	888,632	$1.86/€1.79	888,632	$1.86/€1.68
Exercised during the year	—		—
Outstanding at December 31	888,632	$1.86/€1.58	888,632	$1.86/€1.79
Exercisable at December 31	888,632	$1.86/€1.58	888,632	$1.86/€1.79

*	Conversion rates used for one €: December 31,2025 $0.8511, average rate 2025 $0.8855, December 31,2024 $0.9626, average rate 2024 $0.9242

The weighted average remaining contractual life for the share options outstanding under the 2016 Plan as of December 31, 2025 was 5.93 years (2024: 6.93 years).

In conjunction with the closing of its initial public offering, InflaRx N.V. established a new incentive plan (the “2017 Plan”). The initial maximum number of ordinary shares available for issuance under equity incentive awards granted pursuant to the 2017 Plan equals 2,341,097 ordinary shares. On January 1, 2021 and on January 1 of each calendar year thereafter, an additional number of shares equal to 4% of the total outstanding ordinary shares on December 31 of the immediately preceding year (or any lower number of shares as determined by the Board of Directors) will become available for issuance under equity incentive awards granted pursuant to the 2017 Plan:

	2025 Options	2025 WAEP*	2024 Options	2024 WAEP*
Outstanding at January 1	8,905,446	$2.03/€1.95	6,584,946	$2.12/€1.92
Granted during the year	2,452,000	$2.41/€2.13	2,332,500	$1.78/€1.65
Forfeited during the year	(136,250)	$2.21/€1.96	(12,000)	$3.02/€2.79
Expired during the year	(98,876)	$3.03/€2.69	—	0
Outstanding at December 31	11,122,320	$2.10/€1.79	8,905,446	$2.03/€1.95
Exercisable at December 31	10,505,820	$2.08/€1.77	8,129,196	$2.03/€1.96

*	Conversion rates used for one December 31,2025 $0.8511, average rate 2025 $0.8855, December 31,2024 $0.9626, average rate 2024 $0.9242

The weighted average remaining contractual life for the share options outstanding under the 2017 Plan as of December 31, 2025 was 6.55 years (2024: 6.5 years).

All Options granted in 2025 vest over one year. Options granted before 2025 vest over a period of one, two or three years, depending on the grant, with 1/2 or 1/3, respectively, of the options vesting after the end of the first year from vesting start and the remaining options vesting quarterly in equal portions thereafter. Vesting of these unvested share options is subject to service conditions at the time of vesting, and no market or performance conditions are applicable.

The weighted average fair value of options granted during 2025 was $2.41/€2.13 (2024: $1.78/€1.65). The range of exercise prices for options outstanding at the end of the year was $1.51/€1.29 to $5.14/€4.37 (2024: $1.51/€1.45 to $5.14/€4.95).

b) Measurement of fair values of share options granted under the 2017 Plan

The fair value of options granted under the 2017 Plan was determined using the Black-Scholes valuation model. As the Company’s ordinary shares are listed on the Nasdaq Global Select Market, the closing price of the ordinary shares at grant date was used.

Other significant inputs into the model are as follows (weighted average):

Share options granted	Options	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2023
January 24	1,454,250	$2.11	0.9008	€1.90	$2.37	1.35	5.30	3.571%
January 24	52,500	$2.13	0.9008	€1.92	$2.37	1.35	5.50	3.565%
May 31	60,500	$3.61	0.9361	€3.38	$4.19	1.35	4.50	3.820%
July 7	57,000	$3.59	0.9184	€3.30	$3.89	1.46	5.50	4.320%
July 7	100,000	$3.64	0.9184	€3.34	$3.89	1.46	6.10	4.286%
July 19	4,000	$3.55	0.8911	€3.16	$3.99	1.46	5.50	4.320%
September 18	7,500	$3.15	0.9378	€2.95	$3.54	1.46	5.50	4.320%
	1,735,750

Of the 1,735,750 options granted in 2023, 1,136,000 were granted to members of the executive management or the Board of Directors. In 2023, 31,000 options were forfeited, 105,327 were exercised.

Share options granted	Options	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2024
January 05	2,245,000	$1.65	0.9160	€1.51	$1.79	1.47	5.30-5.50	4.023-4.025%
February 21	30,000	$1.40	0.9250	€1.30	$1.51	1.47	5.50	4.308%
October 30	57,500	$1.44	0.9246	€1.33	$1.57	1.43	5.50	4.155%
	2,332,500

Of the 2,332,500 options granted in 2024, 1,300,000 were granted to members of the executive management or the Board of Directors. In 2024, 12,000 options were forfeited, no options were exercised.

Share options granted	Number	Fair value per share option	FX rate as of grant date	Fair value per share option	Share price at grant date/ Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2025
January 03	2,452,000	$1.86	0.9710	€1.81	$2.41	0.97	5.50	4.435%
	2,452,000

Of the 2,452,000 options granted in 2025, 1,300,000 were granted to members of the executive management or the Board of Directors. In 2025, 136,250 options were forfeited, 98,876 options were expired, no options were exercised.

Expected dividends are nil for all share options listed above.

Share price volatility is calculated on the basis of annualized monthly volatility rate of the Company’s share price over the last five years preceding the valuation date. Beginning October 2024, we calculate the annualized daily volatility rate of the Company’s share price over the last five and a half years preceding the valuation date due to the change of a service provider.

The range of outcomes for the expected life of the instruments has been based on expectations on option holder behavior in the scenarios considered.

The dividend yield has no impact due to the anti-dilution clause as defined in the 2017 Plan.